Short-term Borrowing (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Summary of Short-term Borrowing

	As of
	December 31, 2021	December 31, 2022
	RMB	RMB
Bank borrowings (1)	170,000	130,000
Current portion of long-term borrowings (note 14)	46,710	20,000

	216,710	150,000

(1)
The Group obtained short-term borrowings to support its operation. The borrowings bear interest ranging from 4.30% to 5.00% for the year ended December 31, 2021 and interest ranging from 4.60% to 5.00% for the year ended December 31, 2022.